Expenses by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 11,974	¥ 14,176	¥ 16,540
Advertising agency fees	1,015	790	609
Employee benefits expenses (note ii and note iii)	3,819	3,990	4,224
Promotion and advertising expenses	¥ 611	¥ 603	¥ 852